Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
A
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	9.12%	7.41%
C
Prospectus [Line Items]
Average Annual Return, Percent	18.08%	9.12%	6.98%
R
Prospectus [Line Items]
Average Annual Return, Percent	19.93%	10.01%	7.69%
Z
Prospectus [Line Items]
Average Annual Return, Percent	20.58%	10.66%	8.33%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	8.90%	6.53%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.77%	8.21%	6.29%
R6
Prospectus [Line Items]
Average Annual Return, Percent	20.70%	10.80%	8.46%